Common shares, preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Schedule of Common Shares (Detail)

An unlimited number of common shares without nominal or par value.

Issued and fully paid:

	2018			2017
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,199,231,715		$15,644	1,207,893,604		$15,513
Issued in relation to share-based payments, net (Note 26)	2,238,468		135	5,338,111		313
Issued in relation to the acquisition of a subsidiary or associated corporation	33,788,141		2,573	–		–
Repurchased for cancellation under the Normal Course Issuer Bid	(8,230,700)		(118)	(14,000,000)		(182)
Outstanding at end of year	1,227,027,624	(1)	$18,234	1,199,231,715	(1)	$15,644

(1)

In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2018, the number of such shares bought and sold was 14,667,143 (2017 – 15,856,738).

Schedule of Preferred Shares (Detail)

An unlimited number of preferred shares without nominal or par value.

Issued and fully paid:

	2018				2017
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share	Conversion feature	Number of shares	Amount	Dividends declared per share	Conversion feature
Preferred shares:(a)
Series 18(b)	–	–	0.418750	–	7,497,663	187	0.837500	Series 19
Series 19(b)	–	–	0.374547	–	6,302,337	158	0.642626	Series 18
Series 20(c)	–	–	0.902500	–	8,039,268	201	0.902500	Series 21
Series 21(c)	–	–	0.691967	–	5,960,732	149	0.554501	Series 20
Series 22(d)(e)	9,376,944	234	0.957500	Series 23	9,376,944	234	0.957500	Series 23
Series 23(d)(e)	2,623,056	66	0.736967	Series 22	2,623,056	66	0.600126	Series 22
Series 30(d)(f)	6,142,738	154	0.455000	Series 31	6,142,738	154	0.455000	Series 31
Series 31(d)(f)	4,457,262	111	0.516968	Series 30	4,457,262	111	0.380126	Series 30
Series 32(d)(g)	11,161,422	279	0.515752	Series 33	11,161,422	279	0.515752	Series 33
Series 33(d)(g)	5,184,345	130	0.601968	Series 32	5,184,345	130	0.465159	Series 32
Series 34(d)(h)(i)	14,000,000	350	1.375000	Series 35	14,000,000	350	1.375000	Series 35
Series 36(d)(h)(j)	20,000,000	500	1.375000	Series 37	20,000,000	500	1.375000	Series 37
Series 38(d)(h)(k)	20,000,000	500	1.212500	Series 39	20,000,000	500	1.351175	Series 39
Series 40(d)(h)(l)	12,000,000	300	–	Series 41	–	–	–	–
Total preferred shares	104,945,767	$2,624			120,745,767	$3,019

Terms of preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
Preferred shares(a):
Series 18(b)	March 25, 2008	25.00	0.431500	July 29, 2008	0.00%	April 26, 2018	25.00
Series 19(b)	April 26, 2013	25.00	0.189250	July 29, 2013	0.00%	April 26, 2018	25.00
Series 20(c)	June 10, 2008	25.00	0.167800	July 29, 2008	0.00%	October 26, 2018	25.00
Series 21(c)	October 26, 2013	25.00	0.167875	January 29, 2014	0.00%	October 26, 2018	25.00
Series 22(d)(e)	September 9, 2008	25.00	0.482900	January 28, 2009	1.88%	January 26, 2019	25.00
Series 23(d)(e)	January 26, 2014	25.00	0.173875	April 28, 2014	1.88%	January 26, 2014 to January 26, 2019	25.50
Series 30(d)(f)	April 12, 2010	25.00	0.282200	July 28, 2010	1.00%	April 26, 2020	25.00
Series 31(d)(f)	April 26, 2015	25.00	0.095500	July 29, 2015	1.00%	April 26, 2015 to April 26, 2020	25.50
Series 32(d)(g)	February 28, 2011	25.00	0.215410	April 27, 2011	1.34%	February 2, 2021	25.00
Series 33(d)(g)	February 2, 2016	25.00	0.105690	April 27, 2016	1.34%	February 2, 2016 to February 2, 2021	25.50
Series 34(d)(h)(i)	December 17, 2015	25.00	0.497300	April 27, 2016	4.51%	April 26, 2021	25.00
Series 36(d)(h)(j)	March 14, 2016	25.00	0.508600	July 27, 2016	4.72%	July 26, 2021	25.00
Series 38(d)(h)(k)	September 16, 2016	25.00	0.441800	January 27, 2017	4.19%	January 27, 2022	25.00
Series 40(d)(h)(l)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)

Non-cumulative preferential cash dividends on all series are payable quarterly, as and when declared by the Board. Dividends on the Non-cumulative 5-Year Rate Reset Preferred Shares (Series 22, 30 and 32) and the Non-cumulative 5-Year Rate Reset Preferred Shares Non Viability Contingent Capital (NVCC) (Series 34, 36, 38, and 40) are payable at the applicable rate for the initial five-year fixed rate period ending one day prior to the redemption date. Subsequent to the initial five-year fixed rate period, and resetting every five years thereafter, the dividend on such Rate Reset Preferred Shares will be determined by the sum of the 5-year Government of Canada Yield plus the indicated rate reset spread, multiplied by $25.00. If outstanding, non-cumulative preferential cash dividends on the Series 23, 31, 33, 35, 37, 39, and 41 are payable quarterly, as and when declared by the Board. Dividends on the Non-cumulative 5-Year Rate Reset Preferred Shares (Series 23, 31 and 33) and the Non-cumulative 5-Year Rate Reset Preferred Shares NVCC (Series 35, 37, 39, and 41) are payable, at a rate equal to the sum of the three month Government of Canada Treasury Bill rate plus the rate reset spread of the converted preferred shares, multiplied by $25.00. For each of the years presented, the Bank paid all of the non-cumulative preferred share dividends.

(b)	On April 26, 2018, the Bank redeemed all outstanding Non-cumulative Preferred Shares Series 18 and Series 19 and paid dividends of $0.209375 and $0.181788 per share, respectively.
(c)	On October 26, 2018, the Bank redeemed all outstanding Non-Cumulative Preferred Shares 20 and 21 and paid a dividend of $0.225625 and $0.187403, respectively, per share.
(d)

Holders of Fixed Rate Reset Preferred Shares will have the option to convert shares into an equal number of the relevant series of Floating Rate Preferred Shares on the applicable Rate Reset Series conversion date and every five years thereafter. Holders of Floating Rate Reset Preferred Shares have reciprocal conversion options into the relevant series of Fixed Rate Reset Preferred Shares. With respect to Series 22 and 23, 30 and 31, 32 and 33, 34 and 35, 36 and 37, 38 and 39, and 40 and 41, if the Bank determines that, after giving effect to any Election Notices received, there would be less than 1,000,000 Fixed Rate or Floating Rate Preferred Shares of such Series issued and outstanding on an applicable conversion date, then all of the issued and outstanding preferred shares of such Series will automatically be converted into an equal number of the preferred shares of the other relevant Series.

(e)

Holders of Series 22 Non-cumulative 5-Year Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 23 non-cumulative floating rate preferred shares on January 26, 2019, and on January 26 every five years thereafter. With regulatory approval, the Series 22 preferred shares may be redeemed by the Bank on January 26, 2019, and every five years thereafter, respectively, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 23 Non-cumulative Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on January 26, 2019 and on January 26 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed for redemption on any other date after January 26, 2014.

(f)

Holders of Series 30 Non-cumulative 5-Year Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 31 non-cumulative floating rate preferred shares on April 26, 2020, and on April 26 every five years thereafter. With regulatory approval, the Series 30 preferred shares may be redeemed by the Bank on April 26, 2020, and every five years thereafter, respectively, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 31 Non-cumulative Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on April 26, 2020 and on April 26 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed for redemption on any other date after April 26, 2015.

(g)

Holders of Series 32 Non-cumulative 5-Year Rate Reset Preferred Shares will have the option to convert shares into an equal number of Series 33 non-cumulative floating rate preferred shares on February 2, 2021 and on February 2 every five years thereafter. With regulatory approval, the Series 32 preferred shares may be redeemed by the Bank on February 2, 2021, and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends. With regulatory approval, the Series 33 Non-cumulative Preferred Shares may be redeemed by the Bank at (i) $25.00 together with all declared and unpaid dividends to the date fixed for redemption in the case of redemptions on February 2, 2021 and on February 2 every five years thereafter, or (ii) $25.50 together with all declared and unpaid dividends to the date fixed redemption on any other date after February 2, 2016.

(h)	These preferred shares contain NVCC provisions necessary for the shares to qualify as Tier 1 regulatory capital under Basel III.
(i)

Holders of Series 34 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 35 non-cumulative floating rate preferred shares on April 26, 2021, and on April 26 every five years thereafter. With regulatory approval, Series 34 preferred shares may be redeemed by the Bank on April 26, 2021 and every five years thereafter, and for Series 35 preferred shares (NVCC), if applicable, on April 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(j)

Holders of Series 36 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 37 non-cumulative floating rate preferred shares (NVCC) on July 26, 2021, and on July 26 every five years thereafter. With regulatory approval, Series 36 preferred shares may be redeemed by the Bank on July 26, 2021 and every five years thereafter, and for Series 37 preferred shares, if applicable, on July 26, 2026 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(k)

Holders of Series 38 Non-cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into an equal number of Series 39 non-cumulative floating rate preferred shares (NVCC) on January 27, 2022, and on January 27 every five years thereafter. With regulatory approval, Series 38 preferred shares may be redeemed by the Bank on January 27, 2022 and every five years thereafter, and for Series 39 preferred shares, if applicable, on January 27, 2027 and every five years thereafter, at $25.00 per share, together with declared and unpaid dividends.

(l)

On October 12, 2018, the Bank issued 12 million Non-Cumulative 5-year Rate Reset Preferred Shares Series 40 (NVCC) for $300 million. The initial dividend, if declared, will be payable on January 29, 2019. Holder of Series 40, Non-Cumulative 5-Year Rate Reset Preferred Shares (NVCC) will have the option to convert shares into equal number of Non-Cumulative Floating Rate Preferred Shares Series 41 (NVCC), on January 27, 2024 and on January 27 every five years thereafter. With regulatory approval, Series 40 may be redeemed by the Bank on January 27, 2024 and every five years thereafter, and for Series 41, if applicable, on January 27, 2029 and every five years thereafter, at $25.00 per share together with declared and unpaid dividends.